Equity (Details) - shares		12 Months Ended
		Dec. 31, 2024	Jun. 30, 2026	Dec. 31, 2025	Jun. 11, 2025	May 21, 2025	Mar. 10, 2025	Feb. 28, 2025	Feb. 16, 2024	Dec. 31, 2023	Oct. 06, 2023	Mar. 23, 2023
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares outstanding	[1]		16,831	16,831
Shares issued	[1]		16,831	16,831
IPO [Member]
Equity [Line Items]
Ordinary shares outstanding			16,250,000
Shares issued									3,555,555		171,384	2,800,000
Cash consideration		813,369
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares outstanding		23,590,308					2,394,464			19,221,384
Shares issued				445,223	16,666,667	4,040,000		354,644
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Shares issued				16,831

[1]	The shares and per share information are presented on a retroactive basis to reflect the reverse stock split of 50-to-1 on August 20, 2026.